INCOME TAX - Disclosure of income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current income tax:
Current income tax expense	$ 1,696	$ 3,482
Deferred income tax:
Origination and reversal of temporary differences	(21,379)	31,061
Deferred tax adjustments related to prior periods	278	(3,001)
Deferred income tax (recovery) expense	(21,101)	28,060
Income tax (recovery) expense	$ (19,405)	$ 31,542